Net finance expense (income) (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2025	Feb. 29, 2024
Net finance expense (income)
Interest and bank charges	$ 46,648	$ 78,927	$ 78,205	$ 143,490
Interest income	(40,010)	(21,254)	(40,088)	(48,300)
Foreign currency exchange	(71,594)		(28,347)
Transaction costs [note 15]	845,995	1,710,863	1,040,742	1,860,335
Gain on derivative liabilities [note 15]	(1,456,228)	(906,760)	(3,129,648)	(6,317,928)
Net finance expense (income)	$ (675,189)	$ 861,776	$ (2,079,136)	$ (4,362,403)